Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current income tax
Foreign	$ 4,183	$ 2,421
Deferred income Tax
Foreign	4,513	802
Total Provision for Income tax	$ 8,696	$ 3,223